Earnings per share	3 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
NOTE 4 - Earnings per share

Weighted average number of common shares outstanding:

	Three months
	ended March 31,
	2019	2018
Issued common shares at beginning of period	64,676,256	56,378,306
Effect of shares issued	2,369,444	677,436
Weighted average number of common shares outstanding - basic	67,045,700	57,055,742
Weighted average number of shares outstanding – diluted	67,045,700	57,055,742

There is no difference in diluted as compared to basic earnings per share as the impact would be antidilutive as a result of the net loss.